Business combinations in 2021 - Summary of Net Cash Outflow from the Acquisition (Detail) - CHF (SFr) SFr in Thousands	Jul. 27, 2021	Jun. 28, 2021
APR [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent balance acquired		SFr 5,710
Consideration paid in cash and cash equivalents		(21,500)
Net cash outflow		SFr (15,790)
AdVita [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent balance acquired	SFr 1,302
Loan due to Relief by the acquired subsidiary	(2,193)
Consideration paid in cash and cash equivalents
Net cash outflow	SFr (891)